Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) unit customer item	Dec. 31, 2016 USD ($) unit	Dec. 31, 2015 USD ($)
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Impairment / bad debt expense	$ 0	$ 0	$ 36,000,000
Inventory Write-down	0	0	18,000,000
Impairments related to property, plant and equipment		10,000,000	55,000,000
Derivative instruments designated as cash flow hedges	0	$ 0	$ 0
Goodwill, Impairment Loss	$ 0
Number of Reportable Segments | unit	1	2
Corpus Christi LNG Terminal [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Impairments related to property, plant and equipment	$ 6,000,000
Assets Used In Non-core Operations [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Impairments related to property, plant and equipment	6,000,000
Sabine Pass LNG Terminal [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Asset Retirement Obligation	0
Creole Trail Pipeline [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Asset Retirement Obligation	0
Corpus Christi Pipeline [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Asset Retirement Obligation	$ 0
TUA Customer [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Number Of Fixed Price Contracts | item	2
Maximum [Member] | Sabine Pass LNG Terminal [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Property lease term	90 years
SPL [Member] | Customer Concentration Risk [Member] | SPA Customers [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Number Of Fixed Price Contracts | item	6
Concentration Risk, Number Of Significant Customers | customer	6
SPL [Member] | Minimum [Member] | Customer Concentration Risk [Member] | SPA Customers [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
SPA, Term Of Agreement	20 years
CCL [Member] | Customer Concentration Risk [Member] | SPA Customers [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Number Of Fixed Price Contracts | item	8
Concentration Risk, Number Of Significant Customers | customer	7
CCL [Member] | Minimum [Member] | Customer Concentration Risk [Member] | SPA Customers [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
SPA, Term Of Agreement	20 years
SPLNG [Member] | Customer Concentration Risk [Member] | TUA Customer [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Number Of Significant Customers | customer	2